Pledged Assets	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Pledged Assets
35.	PLEDGED ASSETS
The Company provided certificate of deposits recorded in other financial assets as collateral mainly for building lease agreements. As of December 31, 2022 and 2023, the aforementioned other financial assets amounted to NT$129.1 million and NT$124.3 million, respectively.